Employee benefits expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of employee benefits expense
	Unaudited
	For the Periods Ended June 30,
	2024	2023
	US$	US$
Salaries, wages and bonuses	524,521	472,611
Directors’ remuneration	373,093	110,651
Directors’ fees	64,002	-
Employer’s contribution to defined contribution plans including Central Provident Fund	60,679	53,577
Other short term benefit	27,602	2,221
	1,049,897	639,060

	2023	2022
	US$	US$
Salaries, wages and bonuses	2,258,195	1,571,124
Directors’ remuneration	272,659	211,853
Directors’ fees	52,252	-
Employer’s contribution to defined contribution plans including Central Provident Fund	142,749	107,263
Other short term benefit	26,943	54,077
	2,752,798	1,944,317
Less: Amount capitalized as internal development of intangible assets	(1,388,584)	(1,011,193)
	1,364,214	933,124